100 Summer Street Floor 7 Mail Stop SUM 0703 Boston, MA 02111

July 24, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	The Arbitrage Funds (the “Registrant”)
(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

As administrator for the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the Supplement dated July 10, 2019 to the currently effective prospectus for The Water Island Long/Short Fund (formerly, The Arbitrage Tactical Equity Fund) filed pursuant to Rule 497(e) under the 1933 Act.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company